Share-based payment - Performance shares (Details)	12 Months Ended
	Dec. 31, 2018 EquityInstruments ShareBasedCompensationPlan multiplier	Jan. 01, 2019 EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments
Performance Shares
Share-based payment
Number of performance share plans | ShareBasedCompensationPlan	4
Performance period	2 years
The factor of the maximum amount at target | multiplier	2
Shares outstanding at target	83,143,531		60,516,243	43,417,550	22,928,850
Minimum restriction period from the end of the performance period	1 year
Performance Share Plan of 2015
Share-based payment
Confirmed payout as a percentage of target	124.00%
Performance Share Plan of 2016
Share-based payment
Shares outstanding at target	18,969,595	18,969,595
Confirmed payout as a percentage of target	46.00%
Performance Share Plan of 2017
Share-based payment
Shares outstanding at target	27,696,747
Confirmed payout as a percentage of target	29.00%
Performance Share Plan 2018
Share-based payment
Minimum percentage of the number of shares granted at target to be settled following the restriction period	25.00%
Performance period	2 years
Shares outstanding at target	36,477,189
Minimum restriction period from the end of the performance period	1 year